Note 8 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current tax	$ (121,048)	$ (299,692)	$ (343,104)
Deferred tax	97,898	97,240	113,897
Tax income (expense)	$ 23,150	$ 202,452	$ 229,207